Ordinary Shares	6 Months Ended
Jun. 30, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES

14. ORDINARY SHARES

For the six months ended June 30, 2024, the Group issued 289,401, respectively, Class A Ordinary Shares to share option holders due to exercise of share options.

For the six months ended June 30, 2024, the Group issued 446,842 Class A Ordinary Shares to Class B Ordinary Shares holders upon conversion.

On January 2, 2025, the Company entered into a certain securities purchase agreement (the “Securities Purchase Agreement”) with certain non-affiliated institutional investors (the “Purchasers”) pursuant to which the Company sold 1,535,000 Class A ordinary shares of the Company (the “Shares”), par value $0.00001 per share (the “Ordinary Shares”) at a per share price of $2.00 in a registered direct offering, for gross proceeds of $3,070,000 (the “Offering”). and the net proceeds after deducting the related expense is $2,699,200 The Securities Purchase Agreement was fully executed on January 3, 2025.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for the following: (i) each Class A Ordinary Share is entitled to one vote while each Class B Ordinary Share is entitled to ten votes; and (ii) each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time while Class A Ordinary Shares are not convertible under any circumstances.